UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31

Date of reporting period: January 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JANUARY 31, 2008

Legg Mason Partners

Diversified Strategic Income Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand during the six-month reporting period ended January 31, 2008, it weakened significantly as the period progressed. After U.S. gross domestic product (“GDP”)i growth was a tepid 0.6% in the first quarter of 2007, the economy then rebounded during the next six months. Second quarter 2007 GDP growth was a solid 3.8% and third quarter GDP growth accelerated to 4.9%, its strongest showing in four years. However, continued weakness in the housing market and an ongoing credit crunch took their toll on the economy during the last three months of 2007. During this period, the preliminary estimate for GDP growth was 0.6%. Recently, there have been additional signs of an economic slowdown, leading some to believe that the U.S. may be headed for a recession. The U.S. Commerce Department reported that consumer spending rose an anemic 0.3% in December 2007, the weakest growth rate in 15 months. Elsewhere, the U.S. Department of Labor estimated that non-farm payroll employment fell 22,000 in January 2008, the first monthly decline in more than four years.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the discount rate to 5.25% and the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates in October and December 2007, bringing the federal funds rate to 4.25% at the end of 2007. In January 2008, the Fed continued to aggressively ease monetary policy in an attempt to ward off a recession. In a surprise move, the Fed cut the federal funds rate on January 22, 2008 by 0.75% to 3.50%. The Fed again lowered the federal funds rate during its meeting on January 30, 2008, bringing it to 3.00%, its lowest level since May 2005. In its statement accompanying its latest rate cut, the Fed stated: “Today’s policy action, combined with those taken earlier, should help to promote moderate growth over time and to mitigate the risks to economic activity. However, downside risks to growth remain. The Committee will

Legg Mason Partners Diversified Strategic Income Fund	I

Letter from the chairman continued

continue to assess the effects of financial and other developments on economic prospects and will act in a timely manner as needed to address those risks.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended January 31, 2008, two-year Treasury yields fell from 4.56% to 2.17%. Over the same time frame, 10-year Treasury yields fell from 4.78% to 3.67%. The U.S. yield curveiv steepened during the reporting period. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned 6.82%.

Increased investor risk aversion in November 2007 and again at the end of the reporting period caused the high-yield bond market to post only a modest gain for the six months ended January 31, 2008. During that period, the Citigroup High Yield Market Indexvi returned 1.26%. While high-yield bond prices rallied several times during the period, several flights to quality dragged down the sector, despite continued low default rates.

Despite increased investor risk aversion, emerging markets debt generated strong results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii returned 7.15% over the six months ended January 31, 2008. Overall solid demand, an expanding global economy, increased domestic spending and the Fed’s numerous rate cuts supported the emerging market debt asset class.

II	Legg Mason Partners Diversified Strategic Income Fund

Performance review

For the six months ended January 31, 2008, Class A shares of Legg Mason Partners Diversified Strategic Income Fund, excluding sales charges, returned 2.23%. The Fund’s unmanaged benchmark, the Lehman Brothers U.S. Aggregate Index, returned 6.82% for the same period. The Lipper Multi- Sector Income Funds Category Average1 increased 3.34% over the same time frame.

PERFORMANCE SNAPSHOT as of January 31, 2008 (excluding sales charges) (unaudited)
6 MONTHS
Diversified Strategic Income Fund — Class A Shares	2.23%
Lehman Brothers U.S. Aggregate Index	6.82%
Lipper Multi-Sector Income Funds Category Average[1]	3.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned 1.91%, Class C shares returned 1.97% and Class I shares returned 2.39% over the six months ended January 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2008 for Class A, B, C and I shares were 5.65%, 5.24%, 5.38% and 6.22%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, B, C and I shares would have been 5.59%, 5.24%, 5.38% and 6.22%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated December 1, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 1.02%, 1.55%, 1.47% and 0.69%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00% for Class A shares and 0.68% for Class I shares until December 1, 2008.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 142 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Diversified Strategic Income Fund	III

Letter from the chairman continued

various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 7, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund is subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. In addition, the Fund invests in high-yield securities. These issues are lower-rated and inherently more risky than higher-rated fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vii

The JPMorgan Emerging Markets Bond Index Global ("EMBI Global") tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

IV	Legg Mason Partners Diversified Strategic Income Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — January 31, 2008

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	2.23%	$1,000.00	$1,022.30	1.00%	$5.08
Class B	1.91	1,000.00	1,019.10	1.63	8.27
Class C	1.97	1,000.00	1,019.70	1.50	7.62
Class I	2.39	1,000.00	1,023.90	0.68	3.46

[1]	For the six months ended January 31, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,020.11	1.00%	$5.08
Class B	5.00	1,000.00	1,016.94	1.63	8.26
Class C	5.00	1,000.00	1,017.60	1.50	7.61
Class I	5.00	1,000.00	1,021.72	0.68	3.46

[1]	For the six months ended January 31, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES — 62.2%
	Aerospace & Defense — 0.6%
545,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16[a]	$528,650
	DRS Technologies Inc., Senior Subordinated Notes:
1,455,000	6.625% due 2/1/16[a]	1,429,537
100,000	7.625% due 2/1/18[a]	99,250
	Hawker Beechcraft Acquisition Co.:
120,000	Senior Notes, 8.875% due 4/1/15[a,b,c]	117,900
1,015,000	Senior Subordinated Notes, 9.750% due 4/1/17[a,b]	969,325
3,316	Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26[c,d,e,h]	0
1,345,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12[a]	1,385,350
	Total Aerospace & Defense	4,530,012
	Airlines — 0.2%
	Continental Airlines Inc.:
170,000	Notes, 8.750% due 12/1/11[a]	153,850
	Pass-Through Certificates:
9,435	6.541% due 3/15/08[a]	9,435
281,704	8.312% due 4/2/11[a]	277,478
1,300,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15[a,b]	1,352,000
	Total Airlines	1,792,763
	Auto Components — 0.2%
840,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13[a]	567,000
1,505,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10[a]	1,237,862
	Total Auto Components	1,804,862
	Automobiles — 2.8%
	DaimlerChrysler North America Holding Corp.:
700,000	5.875% due 3/15/11[a]	727,782
2,620,000	Notes, 4.050% due 6/4/08[a]	2,623,969
	Ford Motor Co.:
	Debentures:
485,000	8.875% due 1/15/22[a]	366,175
875,000	6.625% due 10/1/28[a]	588,438
525,000	8.900% due 1/15/32[a]	412,125
5,590,000	Notes, 7.450% due 7/16/31[a]	4,150,575
	General Motors Corp., Senior Debentures:
790,000	8.250% due 7/15/23[a]	635,950
14,080,000	8.375% due 7/15/33[a]	11,510,400
	Total Automobiles	21,015,414

See Notes to Financial Statements.

4	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†		SECURITY	VALUE
		Building Products — 0.4%
1,455,000		Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12[a]	$1,433,175
855,000		Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14[a]	671,175
900,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.093% due 3/1/14[a]	508,500
		Total Building Products	2,612,850
		Capital Markets — 1.4%
4,030,000		Bear Stearns Co. Inc., 7.250% due 2/1/18[a]	4,036,932
780,000		Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11[a]	819,346
350,000		Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10[a]	357,092
		Lehman Brothers Holdings Inc.:
		Medium-Term Notes:
1,000,000		4.500% due 7/26/10[a]	999,903
270,000		5.625% due 1/24/13[a]	273,782
520,000		Senior Notes, Medium-Term Notes, 6.200% due 9/26/14[a]	535,887
		Morgan Stanley:
		Medium-Term Notes:
410,000		5.625% due 1/9/12[a]	422,841
650,000		4.401% due 10/18/16[a,f]	585,727
110,000		Notes, 3.625% due 4/1/08[a]	109,922
1,975,000		Subordinated Notes, 4.750% due 4/1/14[a]	1,901,769
430,000		Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13[a,b]	498,347
		Total Capital Markets	10,541,548
		Chemicals — 0.5%
800,000		Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14[a]	624,000
435,000		Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14[a]	454,575
1,525,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12[a]	1,643,187
610,000		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27[a,b]	472,750
245,000		Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16[a]	224,175
		Total Chemicals	3,418,687
		Commercial Banks — 3.5%
		Glitnir Banki HF:
		Notes:
1,070,000		6.330% due 7/28/11[a,b]	1,015,618
780,000		6.375% due 9/25/12[a,b]	741,129
200,000		Subordinated Bonds, 7.451% due 9/14/16[a,b,f,g]	175,076
2,270,000		Subordinated Notes, 6.693% due 6/15/16[a,b,f]	2,103,232
21,311,000	RUB	HSBC Bank PLC, 7.000% due 11/1/11[a,b,f]	869,741

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Commercial Banks — 3.5% continued
99,537	HSBC Bank USA, Notes, 7.000% due 11/1/11[a,b,f]	$104,987
	ICICI Bank Ltd., Subordinated Bonds:
1,082,000	6.375% due 4/30/22[a,b,f]	914,542
870,000	6.375% due 4/30/22[a,b,f]	729,120
460,000	Landsbanki Islands HF, 6.100% due 8/25/11[a,b]	446,413
1,230,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15[a,b,f,g]	1,221,884
2,060,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17[a,b]	1,957,000
220,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16[a,b,f]	226,579
2,280,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16[a,b,f,g]	1,928,602
	TuranAlem Finance BV, Bonds:
3,710,000	8.250% due 1/22/37[a,b]	3,255,525
550,000	8.250% due 1/22/37[a,b]	482,625
5,280,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14[a]	5,275,681
4,365,000	Wells Fargo & Co., Notes, 5.300% due 8/26/11[a]	4,541,150
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36[a]	91,929
	Total Commercial Banks	26,080,833
	Commercial Services & Supplies — 1.0%
875,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11[a]	794,063
999,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17[a]	974,025
75,000	Corrections Corp. of America, Senior Subordinated Notes, 6.250% due 3/15/13[a]	75,000
1,165,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13[a]	1,214,512
490,000	Interface Inc., Senior Notes, 10.375% due 2/1/10[a]	507,150
845,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14[a]	720,363
850,000	US Investigations Services Inc., Senior Notes, 10.500% due 11/1/15[a,b]	748,000
2,290,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12[a]	2,486,381
	Total Commercial Services & Supplies	7,519,494
	Consumer Finance — 5.2%
450,000	American General Finance Corp., Medium-Term Notes, 6.900% due 12/15/17[a]	461,560
	Ford Motor Credit Co.:
	Notes:
350,000	7.375% due 10/28/09[a]	337,188
1,075,000	7.875% due 6/15/10[a]	1,012,509
150,000	7.000% due 10/1/13[a]	125,887

See Notes to Financial Statements.

6	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Consumer Finance — 5.2% continued
	Senior Notes:
1,000,000	5.800% due 1/12/09[a]	$972,880
3,137,000	10.241% due 6/15/11[a,f]	2,826,032
1,715,000	9.875% due 8/10/11[a]	1,646,683
240,000	7.127% due 1/13/12[a,f]	202,334
13,240,000	8.000% due 12/15/16[a]	11,132,960
	General Motors Acceptance Corp.:
24,180,000	Bonds, 8.000% due 11/1/31[a]	20,086,640
140,000	Notes, 5.125% due 5/9/08[a]	139,739
200,000	Senior Notes, 5.850% due 1/14/09[a]	194,574
	Total Consumer Finance	39,138,986
	Containers & Packaging — 0.5%
755,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14[a]	641,750
865,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13[a]	819,588
275,000	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08[a]	276,031
800,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15[a,b]	756,000
750,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10[h]	9,375
1,065,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17[a]	993,112
	Total Containers & Packaging	3,495,856
	Diversified Consumer Services — 0.3%
	Education Management LLC/Education Management Finance Corp.:
420,000	Senior Notes, 8.750% due 6/1/14[a]	406,350
475,000	Senior Subordinated Notes, 10.250% due 6/1/16[a]	454,813
	Service Corp. International:
1,025,000	Debentures, 7.875% due 2/1/13[a]	1,026,370
245,000	Senior Notes, 7.625% due 10/1/18[a]	251,125
	Total Diversified Consumer Services	2,138,658
	Diversified Financial Services — 6.5%
1,280,000	Aiful Corp., Notes, 5.000% due 8/10/10[a,b]	1,229,490
800,000	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17[a]	790,242
970,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15[a,b]	737,200
665,000	CCM Merger Inc., Notes, 8.000% due 8/1/13[a,b]	598,500
	Citigroup Inc.:
300,000	Senior Notes, 5.875% due 5/29/37[a]	283,587
80,000	Subordinated Notes, 6.125% due 8/25/36[a]	76,473

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Diversified Financial Services — 6.5% continued
24,750,000	Dow Jones CDX HY, 7.625% due 6/29/12[a,b]	$24,131,250
3,070,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11[a,b]	3,172,728
707,123	Emeralds, Notes, 5.105% due 8/4/20[a,b,f]	707,879
870,000	General Electric Capital Corp., Medium-Term Notes, 4.125% due 9/1/09[a]	880,285
	JPMorgan Chase & Co.:
1,360,000	5.150% due 10/1/15[a]	1,352,989
	Subordinated Notes:
700,000	6.625% due 3/15/12[a]	753,149
5,160,000	5.125% due 9/15/14[a]	5,199,469
65,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11[a]	50,375
890,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16[a,f,g]	849,896
	Residential Capital LLC:
4,040,000	8.000% due 4/17/13[a]	2,525,000
210,000	Senior Notes, 7.500% due 2/22/11[a]	132,300
2,500,000	Sigma Finance Inc., Medium-Term Notes, 8.000% due 6/22/17[a,b,f]	2,125,000
405,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15[a]	374,625
	TNK-BP Finance SA:
1,810,000	7.500% due 7/18/16[a,b]	1,760,225
270,000	6.625% due 3/20/17[a,b]	247,050
100,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15[a]	71,500
960,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14[a]	914,400
	Total Diversified Financial Services	48,963,612
	Diversified Telecommunication Services — 2.4%
600,000	AT&T Inc., 5.500% due 2/1/18[a]	603,155
70,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28[a]	59,850
696,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27[a]	640,320
1,450,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16[a]	1,477,116
1,780,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10[d,e,h]	0
370,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15[a]	331,150
2,000,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16[a]	2,010,000
	Intelsat Corp.:
270,000	9.000% due 6/15/16[a]	269,325

See Notes to Financial Statements.

8	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Diversified Telecommunication Services — 2.4% continued
516,000	Senior Notes, 9.000% due 8/15/14[a]	$514,710
2,130,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10[a]	2,298,283
	Level 3 Financing Inc.:
70,000	9.150% due 2/15/15[a,f]	52,500
855,000	Senior Notes, 9.250% due 11/1/14[a]	739,575
740,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16[a,b]	754,800
166,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14[a]	165,170
	Qwest Corp.:
895,000	Notes, 8.241% due 6/15/13[a,f]	877,100
1,190,000	Senior Notes, 7.500% due 10/1/14[a]	1,201,900
1,725,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15[a]	1,687,587
970,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13[a]	1,013,710
	Virgin Media Finance PLC, Senior Notes:
35,000	8.750% due 4/15/14[a]	32,200
1,150,000	9.125% due 8/15/16[a]	1,046,500
90,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15[a,b]	95,850
2,050,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16[a]	2,132,000
	Total Diversified Telecommunication Services	18,002,801
	Electric Utilities — 1.5%
	Duke Energy Corp., Senior Notes:
625,000	4.200% due 10/1/08[a]	626,207
1,000,000	5.625% due 11/30/12[a]	1,060,091
1,710,000	Exelon Corp., Bonds, 5.625% due 6/15/35[a]	1,534,262
	FirstEnergy Corp., Notes:
240,000	6.450% due 11/15/11[a]	253,665
3,235,000	7.375% due 11/15/31[a]	3,563,559
454,966	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16[a]	489,657
1,910,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10[a]	2,086,675
1,520,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34[a]	1,514,580
	Total Electric Utilities	11,128,696
	Electronic Equipment & Instruments — 0.2%
	NXP BV/NXP Funding LLC:
530,000	Senior Notes, 9.500% due 10/15/15[a]	464,413
690,000	Senior Secured Notes, 7.875% due 10/15/14[a]	635,662
	Total Electronic Equipment & Instruments	1,100,075

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Energy Equipment & Services — 0.2%
1,135,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16[a]	$1,106,625
150,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14[a]	153,000
340,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14[a]	351,900
	Total Energy Equipment & Services	1,611,525
	Food & Staples Retailing — 0.3%
	CVS Lease Pass-Through Trust:
359,591	5.880% due 1/10/28[a,b]	336,746
1,515,530	6.036% due 12/10/28[a,b]	1,453,889
	Kroger Co.:
60,000	6.400% due 8/15/17[a]	63,893
90,000	Senior Notes, 6.150% due 1/15/20[a]	92,959
220,000	Wal-Mart Stores Inc., 5.800% due 2/15/18[a]	234,370
	Total Food & Staples Retailing	2,181,857
	Food Products — 0.2%
	Dole Food Co. Inc., Senior Notes:
1,716,000	7.250% due 6/15/10[a]	1,518,660
50,000	8.875% due 3/15/11[a]	44,750
	Total Food Products	1,563,410
	Gas Utilities — 0.2%
1,525,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13[a]	1,486,875
	Health Care Equipment & Supplies — 0.0%
390,000	Advanced Medical Optics Inc., 7.500% due 5/1/17[a]	331,500
	Health Care Providers & Services — 2.4%
1,290,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15[a]	1,304,512
	DaVita Inc.:
5,000	Senior Notes, 6.625% due 3/15/13[a]	4,950
1,710,000	Senior Subordinated Notes, 7.250% due 3/15/15[a]	1,710,000
	HCA Inc.:
60,000	Notes, 7.500% due 11/6/33[a]	46,950
	Senior Notes:
219,000	5.750% due 3/15/14[a]	186,150
466,000	6.500% due 2/15/16[a]	397,848
1,070,000	9.250% due 11/15/16[a]	1,124,837
	Senior Secured Notes:
1,090,000	9.125% due 11/15/14[a]	1,134,962
5,936,000	9.625% due 11/15/16[a,c]	6,262,480

See Notes to Financial Statements.

10	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Health Care Providers & Services — 2.4% continued
2,225,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14[a]	$2,236,125
3,296,000	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13[a]	2,916,960
	Universal Hospital Services Inc.:
180,000	8.288% due 6/1/15[a,f]	171,900
135,000	8.500% due 6/1/15[a,c]	137,025
805,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12[a,c]	609,788
	Total Health Care Providers & Services	18,244,487
	Hotels, Restaurants & Leisure — 1.3%
750,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14[h]	52,500
425,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13[a]	371,875
295,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13[a]	283,200
	Herbst Gaming Inc., Senior Subordinated Notes:
1,825,000	8.125% due 6/1/12[a]	766,500
150,000	7.000% due 11/15/14[a]	59,625
1,145,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10[a]	1,145,000
1,675,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15[a]	1,507,500
585,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13[a]	554,287
	MGM MIRAGE Inc.:
145,000	Notes, 6.750% due 9/1/12[a]	140,287
480,000	Senior Notes, 7.625% due 1/15/17[a]	468,000
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
75,000	7.125% due 8/15/14[a]	69,188
75,000	6.875% due 2/15/15[a]	67,500
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
125,000	8.250% due 3/15/12[a]	120,625
2,500,000	8.750% due 10/1/13[a]	2,450,000
120,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11[a]	124,200
405,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15[a]	346,275
	Snoqualmie Entertainment Authority, Senior Secured Notes:
165,000	9.063% due 2/1/14[a,b,f]	149,325
160,000	9.125% due 2/1/15[a,b]	147,200
1,095,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16[a]	970,444
275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10[a,b]	268,125
	Total Hotels, Restaurants & Leisure	10,061,656

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Household Durables — 0.3%
110,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16[a]	$109,450
500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06[d,e,h]	0
955,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17[a]	706,700
1,045,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11[a]	1,045,000
690,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.817% due 9/1/12[a]	603,750
	Total Household Durables	2,464,900
	Independent Power Producers & Energy Traders — 6.1%
	AES Corp.:
590,000	7.750% due 10/15/15[a]	606,225
4,790,000	8.000% due 10/15/17[a]	4,909,750
	Senior Notes:
2,080,000	9.375% due 9/15/10[a]	2,184,000
18,987,000	7.750% due 3/1/14[a]	19,461,675
	Dynegy Holdings Inc.:
25,000	Senior Debentures, 7.125% due 5/15/18[a]	22,250
1,280,000	Senior Notes, 7.750% due 6/1/19[a]	1,171,200
	Edison Mission Energy, Senior Notes:
950,000	7.750% due 6/15/16[a]	973,750
1,480,000	7.200% due 5/15/19[a]	1,450,400
355,000	7.625% due 5/15/27[a]	334,588
4,070,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17[a,b,c]	4,029,300
1,100,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13[a]	1,105,500
	NRG Energy Inc., Senior Notes:
625,000	7.250% due 2/1/14[a]	610,156
2,970,000	7.375% due 2/1/16[a]	2,877,188
	TXU Corp., Senior Notes:
1,730,000	5.550% due 11/15/14[a]	1,392,430
1,420,000	6.500% due 11/15/24[a]	1,058,479
4,190,000	6.550% due 11/15/34[a]	3,079,189
	Total Independent Power Producers & Energy Traders	45,266,080
	Industrial Conglomerates — 1.6%
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08[d,e,h]	0
	Tyco International Group SA:
	Notes:
745,000	6.125% due 11/1/08[a]	754,325
40,000	6.125% due 1/15/09[a]	40,932
3,440,000	6.000% due 11/15/13[a]	3,573,875

See Notes to Financial Statements.

12	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Industrial Conglomerates — 1.6% continued
7,730,000	6.875% due 1/15/29[a]	$7,359,895
360,000	Senior Notes, 6.375% due 10/15/11[a]	380,448
	Total Industrial Conglomerates	12,109,475
	Insurance — 0.0%
260,000	American International Group Inc., Medium-Term Notes, 5.850% due 1/16/18[a]	261,163
	IT Services — 0.4%
360,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15[a,b,c]	304,200
490,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09[a]	510,995
	SunGard Data Systems Inc.:
641,000	Senior Notes, 9.125% due 8/15/13[a]	653,820
1,410,000	Senior Subordinated Notes, 10.250% due 8/15/15[a]	1,417,050
	Total IT Services	2,886,065
	Leisure Equipment & Products — 2.4%
18,150,000	Eastman Kodak Co., 7.250% due 11/15/13[a]	17,923,125
	Machinery — 0.0%
80,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14[a]	79,400
	Media — 3.6%
	Affinion Group Inc.:
870,000	Senior Notes, 10.125% due 10/15/13[a]	865,650
420,000	Senior Subordinated Notes, 11.500% due 10/15/15[a]	390,600
16,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12[a]	15,240
235,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, 12.125% due 1/15/15[a]	125,725
4,232,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15[a]	3,052,330
	CCH II LLC/CCH II Capital Corp., Senior Notes:
920,000	10.250% due 9/15/10[a]	876,300
389,000	10.250% due 10/1/13[a]	361,770
205,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12[a]	129,663
350,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11[a]	226,188
270,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11[a]	240,738
640,000	CMP Susquehanna Corp., 10.125% due 5/15/14[a]	444,800
2,700,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13[a]	3,056,681
140,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17[a]	167,427

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Media — 3.6% continued
	Comcast Corp., Notes:
1,580,000	6.500% due 1/15/15[a]	$1,657,028
690,000	6.500% due 1/15/17[a]	722,278
20,000	5.875% due 2/15/18[a]	20,021
	CSC Holdings Inc., Senior Notes:
25,000	8.125% due 7/15/09[a]	25,500
1,025,000	7.625% due 4/1/11[a]	1,019,875
100,000	6.750% due 4/15/12[a]	95,250
2,661,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13[a]	2,720,872
2,250,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14[a]	2,202,187
845,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16[a]	760,500
525,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15[a]	500,063
800,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09[a]	826,933
	News America Inc.:
690,000	6.200% due 12/15/34[a]	666,769
	Notes:
675,000	5.300% due 12/15/14[a]	684,481
80,000	6.650% due 11/15/37[a,b]	81,485
925,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16[a]	797,812
410,000	Sun Media Corp., 7.625% due 2/15/13[a]	390,525
2,545,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31[a]	2,757,507
780,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15[a,b]	713,700
	XM Satellite Radio Inc., Senior Notes:
430,000	9.411% due 5/1/13[a,f]	369,800
185,000	9.750% due 5/1/14[a]	168,813
	Total Media	27,134,511
	Metals & Mining — 0.7%
1,570,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15[a]	1,566,075
570,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14[a,b,c]	436,050
581,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15[a]	538,877
550,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15[a]	497,750
	Vale Overseas Ltd., Notes:
60,000	8.250% due 1/17/34[a]	64,816
2,370,000	6.875% due 11/21/36[a]	2,207,157
	Total Metals & Mining	5,310,725
	Multi-Utilities — 0.3%
2,400,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12[a]	2,535,922

See Notes to Financial Statements.

14	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†		SECURITY	VALUE
		Multiline Retail — 0.3%
985,000		Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17[a,b,c]	$792,925
		Neiman Marcus Group Inc.:
30,000		Senior Notes, 9.000% due 10/15/15[a,c]	30,150
1,195,000		Senior Subordinated Notes, 10.375% due 10/15/15[a]	1,195,000
		Total Multiline Retail	2,018,075
		Oil, Gas & Consumable Fuels — 9.2%
2,020,000		Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31[a]	2,264,113
		Anadarko Petroleum Corp., Senior Notes:
1,860,000		5.391% due 9/15/09[a,f]	1,818,366
540,000		5.950% due 9/15/16[a]	557,762
1,455,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12[a]	1,455,000
		Compagnie Generale de Geophysique SA, Senior Notes:
515,000		7.500% due 5/15/15[a]	509,850
310,000		7.750% due 5/15/17[a]	308,450
4,800,000		ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29[a]	5,509,574
386,855		Corral Finans AB, 5.758% due 4/15/10[a,b,c]	321,089
500,000		Costilla Energy Inc., Senior Notes, 10.250% due 10/1/06[d,e,h]	0
1,620,000		Devon Energy Corp., Debentures, 7.950% due 4/15/32[a]	1,990,327
		El Paso Corp.:
		Medium-Term Notes:
500,000		7.375% due 12/15/12[a]	514,027
4,701,000		7.800% due 8/1/31[a]	4,698,396
13,044,000		7.750% due 1/15/32[a]	13,035,247
4,000,000		Notes, 7.875% due 6/15/12[a]	4,178,360
2,500,000		Senior Subordinated Notes, 7.000% due 6/15/17[a]	2,548,835
670,000		Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66[a,f]	670,550
1,305,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11[a]	1,252,800
200,000		Forest Oil Corp., Senior Notes, 8.000% due 12/15/11[a]	208,500
1,550,000		Gaz Capital SA, Notes, 8.625% due 4/28/34[a,b]	1,904,640
		Gazprom:
		Bonds:
39,630,000	RUB	6.790% due 10/29/09[a]	1,621,525
13,210,000	RUB	7.000% due 10/27/11[a]	540,042
		Loan Participation Notes:
2,630,000		6.212% due 11/22/16[a,b]	2,570,825
1,370,000		Senior Notes, 6.510% due 3/7/22[a,b]	1,298,075
370,000		Hess Corp., Notes, 7.300% due 8/15/31[a]	421,280

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 9.2% continued
730,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14[a]	$684,375
	Kerr-McGee Corp.:
1,450,000	6.950% due 7/1/24[a]	1,552,340
660,000	Notes, 7.875% due 9/15/31[a]	784,491
	Kinder Morgan Energy Partners LP:
500,000	6.750% due 3/15/11[a]	531,219
20,000	Medium-Term Notes, 6.950% due 1/15/38[a]	20,841
	Senior Notes:
330,000	6.300% due 2/1/09[a]	337,357
35,000	7.125% due 3/15/12[a]	38,089
325,000	5.000% due 12/15/13[a]	323,459
20,000	6.000% due 2/1/17[a]	20,256
530,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13[a]	510,125
	OPTI Canada Inc., Senior Secured Notes:
640,000	7.875% due 12/15/14[a,b]	624,000
620,000	8.250% due 12/15/14[a,b]	610,700
215,000	Peabody Energy Corp., 6.875% due 3/15/13[a]	214,463
	Pemex Project Funding Master Trust:
540,000	6.625% due 6/15/35[a,b]	557,280
1,086,000	Senior Bonds, 6.625% due 6/15/35[a]	1,116,679
260,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16[a]	268,450
510,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13[a]	529,125
470,000	Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17[a,b]	428,875
1,725,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15[a,b]	1,621,500
905,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11[a]	900,475
10,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37[a]	10,951
400,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14[a,b]	378,000
650,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14[a]	640,250
	Williams Cos. Inc.:
	Notes:
2,000,000	7.125% due 9/1/11[a]	2,140,000
2,725,000	7.875% due 9/1/21[a]	3,017,937
262,000	8.750% due 3/15/32[a]	314,400
50,000	Senior Notes, 7.625% due 7/15/19[a]	54,125
40,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12[a]	44,674
	Total Oil, Gas & Consumable Fuels	68,472,069

See Notes to Financial Statements.

16	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Paper & Forest Products — 0.8%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
190,000	7.750% due 6/15/11[a]	$145,825
340,000	6.000% due 6/20/13[a]	232,900
350,000	8.375% due 4/1/15[a]	249,375
550,000	Abitibi-Consolidated Inc., Debentures, 7.400% due 4/1/18[a]	352,000
1,500,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14[a]	1,466,250
1,035,000	NewPage Corp., Senior Secured Notes, 11.161% due 5/1/12[a,f]	1,019,475
2,070,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12[a]	2,198,348
	Total Paper & Forest Products	5,664,173
	Pharmaceuticals — 0.1%
1,430,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12[i]	579,150
	Real Estate Investment Trusts (REITs) — 0.2%
40,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15[a]	38,600
	Host Marriott LP, Senior Notes:
175,000	7.125% due 11/1/13[a]	174,125
375,000	6.375% due 3/15/15[a]	360,000
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
235,000	6.500% due 6/1/16[a]	235,000
865,000	6.750% due 4/1/17[a]	873,650
	Total Real Estate Investment Trusts (REITs)	1,681,375
	Real Estate Management & Development — 0.2%
325,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15[a]	159,250
2,350,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15[a,b]	1,410,000
	Total Real Estate Management & Development	1,569,250
	Road & Rail — 0.6%
960,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12[a]	993,600
	Hertz Corp.:
550,000	Senior Notes, 8.875% due 1/1/14[a]	533,500
2,635,000	Senior Subordinated Notes, 10.500% due 1/1/16[a]	2,546,069
220,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09[a]	222,475
	Total Road & Rail	4,295,644
	Semiconductors & Semiconductor Equipment — 0.0%
420,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14[a]	343,350
	Software — 0.1%
510,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16[a]	432,863
	Specialty Retail — 0.1%
660,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12[a]	524,700

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	17

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Specialty Retail — 0.1% continued
195,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15[a]	$207,187
370,000	Flooring America Inc., Senior Notes, 9.250% due 10/15/07[d,e,h]	0
270,000	Michaels Stores Inc., 11.375% due 11/1/16[a]	220,050
	Total Specialty Retail	951,937
	Textiles, Apparel & Luxury Goods — 0.0%
50,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11[a]	49,125
250,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14[a]	166,250
	Total Textiles, Apparel & Luxury Goods	215,375
	Thrifts & Mortgage Finance — 0.6%
	Countrywide Financial Corp.:
670,000	6.250% due 5/15/16[a]	559,105
	Medium-Term Notes:
110,000	5.076% due 6/18/08[a,f]	103,422
90,000	4.786% due 1/5/09[a,f]	80,374
3,920,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27[a]	3,371,200
	Total Thrifts & Mortgage Finance	4,114,101
	Tobacco — 0.6%
	Alliance One International Inc., Senior Notes:
100,000	8.500% due 5/15/12[a]	93,500
285,000	11.000% due 5/15/12[a]	292,125
3,360,000	Altria Group Inc., Notes, 7.000% due 11/4/13[a]	4,007,233
	Total Tobacco	4,392,858
	Trading Companies & Distributors — 0.3%
605,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16[a,b]	508,200
915,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16[a]	846,375
1,130,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14[a,b]	943,550
	Total Trading Companies & Distributors	2,298,125
	Transportation Infrastructure — 0.1%
	Saint Acquisition Corp.:
1,215,000	Secured Notes, 12.500% due 5/15/17[a,b]	486,000
315,000	Senior Secured Notes, 12.619% due 5/15/15[a,b,f]	121,275
	Total Transportation Infrastructure	607,275
	Wireless Telecommunication Services — 1.8%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12[a]	25,813
290,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14[a]	268,250
	Nextel Communications Inc., Senior Notes:
220,000	6.875% due 10/31/13[a]	205,392

See Notes to Financial Statements.

18	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Wireless Telecommunication Services — 1.8% continued
1,750,000	7.375% due 8/1/15[a]	$1,602,064
360,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12[a]	373,345
	Rural Cellular Corp.:
310,000	Senior Notes, 9.875% due 2/1/10[a]	322,400
1,415,000	Senior Secured Notes, 8.250% due 3/15/12[a]	1,464,525
500,000	Senior Subordinated Notes, 8.124% due 6/1/13[a,f]	507,500
	Sprint Capital Corp.:
80,000	Notes, 8.750% due 3/15/32[a]	78,671
	Senior Notes:
2,875,000	8.375% due 3/15/12[a]	2,990,748
4,425,000	6.875% due 11/15/28[a]	3,721,907
1,590,000	True Move Co., Ltd., 10.750% due 12/16/13[a,b]	1,518,450
	Total Wireless Telecommunication Services	13,079,065
	TOTAL CORPORATE BONDS & NOTES (Cost — $493,108,401)	465,452,508
ASSET-BACKED SECURITIES — 3.6%
	Diversified Financial Services — 0.0%
9,709,091	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19[d,e,h]	0
	Home Equity — 2.9%
	ACE Securities Corp.:
3,067,403	3.506% due 2/25/31[a,f]	2,847,276
836,735	3.546% due 1/25/36[a,f]	362,928
1,051,240	Amortizing Residential Collateral Trust, 4.576% due 8/25/32[a,f]	595,244
103,590	Argent Securities Inc., 3.436% due 5/25/36[a,f]	103,357
845,270	Asset-Backed Securities Corp., Home Loan Equity Trust, 7.086% due 4/15/33[a,f]	789,648
	Countrywide Asset-Backed Certificates:
2,298,878	6.115% due 6/25/34[a,f]	1,785,911
123,650	3.576% due 12/25/36[a,f]	123,245
35,524	Countrywide Home Equity Loan Trust, 4.586% due 11/15/28[a,f]	31,279
1,032,696	First Horizon ABS Trust, 3.536% due 10/25/34[a,f]	784,386
259,948	Green Tree Financial Corp., 7.070% due 1/15/29[a]	278,019
	GSAMP Trust:
429,325	3.476% due 1/25/36[a,f]	315,404
1,969,245	3.466% due 5/25/36[a,f]	1,632,487
928,301	GSRPM Mortgage Loan Trust, 3.676% due 3/25/35[a,b,f]	826,170
804,783	Indymac Home Equity Loan Asset-Backed Trust, 3.546% due 4/25/36[a,f]	488,846

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	19

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	Home Equity — 2.9% continued
4,502,276	Indymac Seconds Asset Backed Trust, 3.506% due 6/25/36[a,f]	$2,345,113
1,199,329	IXIS Real Estate Capital Trust, 3.436% due 8/25/36[a,f]	1,192,639
22,487	Merrill Lynch Mortgage Investors Inc., 5.000% due 9/25/35[a,b]	22,538
94,776	Provident Bank Home Equity Loan Trust, 4.156% due 1/25/31[a,f]	79,058
4,202,718	RAAC, 3.626% due 2/25/37[a,b,f]	3,857,401
	SACO I Trust:
688,260	3.546% due 3/25/36[f]	400,324
4,227,579	3.506% due 6/25/36[f]	1,683,396
	Sail Net Interest Margin Notes:
106,424	7.750% due 4/27/33[b,e]	106
208,430	5.500% due 3/27/34[b]	34,057
3,887,924	Structured Asset Securities Corp., 3.486% due 2/25/36[b,f]	1,383,754
	Total Home Equity	21,962,586
	Manufactured Housing — 0.1%
493,429	Mid-State Trust, 7.340% due 7/1/35[a]	525,286
	Other — 0.0%
8,562,394	Varick Structured Asset Fund Ltd., 2.511% due 11/1/35[b,d,e,f,h]	0
	Student Loan — 0.6%
4,400,418	SLM Student Loan Trust, 3.321% due 7/25/17[a,f]	4,407,036
	TOTAL ASSET-BACKED SECURITIES (Cost — $52,709,846)	26,894,908
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.1%
1,554,000	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43[a]	1,499,872
416,571	Banc of America Mortgage Securities, 4.705% due 4/25/35[a,f]	422,414
2,495,804	Bear Stearns ARM Trust, 5.737% due 2/25/36[a,f]	2,506,164
8,171,516	Bear Stearns Structured Products Inc., 5.729% due 9/25/37[a,b,f]	7,946,799
675,000	Commercial Mortgage Asset Trust, 7.350% due 1/17/32[a,f]	747,270
5,393,162	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34[a,b]	5,461,312
	Countrywide Alternative Loan Trust:
869,711	4.644% due 11/20/35[a,f]	809,416
831,121	5.455% due 12/25/35[a,f]	800,788
1,864,479	3.646% due 1/25/36[a,f]	1,758,448
794,082	3.676% due 1/25/36[a,f]	752,714
1,061,189	3.586% due 7/25/46[a,f]	989,155
443,504	Countrywide Home Loans Pass-Through Certificates, 5.720% due 5/20/36[a,f]	424,670
	Downey Savings & Loan Association Mortgage Loan Trust:
853,719	5.582% due 4/19/36[a,f]	814,635
668,904	4.144% due 3/19/45[a,f]	636,018

See Notes to Financial Statements.

20	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.1% continued
853,719	5.582% due 3/19/47[a,f]	$753,007
101,189	Federal Home Loan Mortgage Corp. (FHLMC), IO, 11.565% due 6/15/21[e]	89
3,905	Federal National Mortgage Association (FNMA), 10.400% due 4/25/19[a]	4,292
15,698,947	First Union National Bank Commercial Mortgage, IO, 0.780% due 5/17/32[e,f]	275,586
423,711	GMAC Mortgage Corporation Loan Trust, 5.051% due 9/19/35[a,f]	430,371
417,597	Government National Mortgage Association (GNMA), PAC IO, 5.500% due 2/16/28[e]	2,648
8,421,705	Greenpoint Mortgage Funding Trust, 3.506% due 4/25/47[a,f]	7,886,871
758,925	GSR Mortgage Loan Trust, 5.143% due 10/25/35[a,f]	769,579
744,075	Harborview Mortgage Loan Trust, 4.284% due 1/19/35[a,f]	705,564
667,756	Impac CMB Trust, 3.696% due 8/25/35[a,f]	637,637
	Indymac Index Mortgage Loan Trust:
759,617	6.676% due 3/25/35[a,f]	755,735
1,006,891	3.586% due 5/25/46[a,f]	950,040
5,932,349	3.576% due 6/25/47[a,f]	5,561,768
876,855	JP Morgan Mortgage Trust, 4.968% due 8/25/35[a,f]	883,057
1,190,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.814% due 6/12/43[a,f]	1,211,758
792,846	Lehman XS Trust, 3.656% due 12/25/35[a,f]	744,351
4,940,671	Luminent Mortgage Trust, 3.566% due 5/25/46[a,f]	4,635,706
	MASTR ARM Trust:
503,757	4.849% due 1/25/36[a,f]	509,938
3,750,784	3.586% due 4/25/46[a,f]	3,546,483
2,769,386	Merit Securities Corp., 4.744% due 9/28/32[a,b,f]	2,563,666
99,065	Merrill Lynch Mortgage Investors Inc., 4.520% due 12/25/34[a,f]	100,253
2,740,000	Merrill Lynch Mortgage Trust, 5.842% due 5/12/39[a,f]	2,781,285
	Morgan Stanley Mortgage Loan Trust:
835,312	5.348% due 10/25/34[a,f]	851,328
5,514,473	5.467% due 6/25/36[a,f]	5,575,022
4,675,500	Novastar Mortgage-Backed Notes, 3.566% due 9/25/46[a,f]	4,392,875
	Structured Asset Mortgage Investments Inc.:
498,095	7.514% due 8/25/35[a,f]	504,545
639,637	3.586% due 5/25/36[a,f]	601,164
5,342,280	3.566% due 7/25/46[a,f]	4,876,673
	Thornburg Mortgage Securities Trust:
2,947,968	6.220% due 9/25/37[a,f]	2,987,923
3,192,982	6.232% due 9/25/37[a,f]	3,274,463
867,478	3.606% due 12/25/45[a,f]	865,668

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	21

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.1% continued
	Washington Mutual Inc.:
845,378	4.918% due 8/25/35[a,f]	$851,927
418,040	4.834% due 10/25/35[a,f]	421,004
921,242	5.055% due 12/25/35[a,f]	935,415
478,094	5.940% due 9/25/36[a,f]	484,636
4,843,415	3.646% due 12/25/45[a,f]	4,577,681
1,503,943	3.666% due 12/25/45[a,f]	1,401,159
481,367	Wells Fargo Mortgage Backed Securities Trust, 5.242% due 4/25/36[a,f]	487,117
3,464,542	Zuni Mortgage Loan Trust, 3.506% due 6/25/36[a,f]	3,316,870
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $100,970,846)	97,684,829
CONVERTIBLE BOND & NOTE — 0.0%
	Internet — 0.0%
150,000	Amazon.com Inc., 4.750% due 2/1/09[a] (Cost — $152,895)	169,125
MORTGAGE-BACKED SECURITIES — 23.4%
	FHLMC — 6.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
516,372	5.366% due 2/1/36[a,f]	527,756
	Gold:
12,663,218	6.000% due 10/1/10-12/1/37[a]	12,987,205
83,063	7.000% due 7/1/11-8/1/30[a]	88,957
586,471	6.500% due 9/1/31-12/1/31[a]	613,039
503,195	5.500% due 11/1/35[a]	509,811
28,800,000	5.000% due 2/12/38[j]	28,669,507
1,200,000	6.000% due 2/12/38[j]	1,230,187
	Total FHLMC	44,626,462
	FNMA — 15.4%
	Federal National Mortgage Association (FNMA):
1,985,218	6.500% due 4/1/15-5/1/31[a]	2,079,755
4,718,320	5.500% due 10/1/16-8/1/37[a]	4,816,191
1,731,219	7.000% due 8/1/29-5/1/32[a]	1,849,712
2,704,462	7.500% due 9/1/29-3/1/32[a]	2,924,080
4,906	8.000% due 2/1/31[a]	5,331
11,247,545	6.000% due 4/1/32-11/1/37[a]	11,576,402
74,750,000	5.000% due 2/19/23-3/12/38[j]	74,389,100
16,700,000	5.500% due 2/19/23[j]	17,104,457
500,000	6.000% due 2/19/23[j]	516,797
	Total FNMA	115,261,825

See Notes to Financial Statements.

22	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†		SECURITY	VALUE
		GNMA — 2.0%
		Government National Mortgage Association (GNMA):
6,420,412		6.500% due 5/15/28-8/15/34[a]	$6,709,554
2,226,883		7.000% due 3/15/29-3/15/32[a]	2,385,188
797,538		7.500% due 1/15/30-9/15/31[a]	860,901
5,100,000		5.000% due 2/20/38[j]	5,111,954
		Total GNMA	15,067,597
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $173,051,914)	174,955,884
SOVEREIGN BONDS — 4.8%
		Brazil — 0.9%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10[a]	544
12,699,000	BRL	9.762% due 7/1/10[a]	6,819,261
		Total Brazil	6,819,805
		Indonesia — 0.4%
26,474,000,000	IDR	Republic of Indonesia, Series FR40, 11.000% due 9/15/25[a]	2,949,888
		Italy — 0.7%
4,750,000		Region of Lombardy, 5.804% due 10/25/32[a]	5,093,045
		Mexico — 0.5%
		United Mexican States:
53,000		10.375% due 2/17/09[a]	56,710
		Medium-Term Notes, Series A:
380,000		5.625% due 1/15/17[a]	393,110
2,810,000		6.750% due 9/27/34[a]	3,049,552
		Total Mexico	3,499,372
		Russia — 1.6%
		Russian Federation:
83,336		8.250% due 3/31/10[a,b]	87,295
365,000		11.000% due 7/24/18[a,b]	533,812
9,962,370		7.500% due 3/31/30[a,b]	11,487,858
		Total Russia	12,108,965
		Supranational — 0.1%
875,000		Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12[a]	939,525
		Turkey — 0.6%
		Republic of Turkey:
2,580,000	TRY	10.000% due 2/15/12[a]	2,428,151
2,580,000	TRY	16.000% due 3/7/12[a]	2,181,202
		Total Turkey	4,609,353
		TOTAL SOVEREIGN BONDS (Cost — $33,766,047)	36,019,953

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	23

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.2%
	U.S. Government Agencies — 0.1%
	Federal Home Loan Bank (FHLB):
	Bonds:
70,000	4.750% due 12/16/16[a]	$73,293
190,000	5.000% due 12/21/15[a]	203,117
420,000	Global Bonds, 5.500% due 7/15/36[a]	465,007
630,000	Federal National Mortgage Association (FNMA), 5.550% due 2/16/17[a]	657,208
30,000	Tennessee Valley Authority, 5.980% due 4/1/36[a]	34,781
	Total U.S. Government Agencies	1,433,406
	U.S. Government Obligations — 0.1%
1,200,000	U.S. Treasury Strip Principal (STRIPS), Zero coupon bond to yield 5.262% due 5/15/30[a]	438,316
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,699,143)	1,871,722
U.S. TREASURY INFLATION PROTECTED SECURITIES — 4.6%
	U.S. Treasury Bonds, Inflation Indexed:
7,802,914	2.000% due 1/15/26[a]	8,183,922
8,429,861	2.375% due 1/15/27[a]	9,384,812
2,236,955	3.875% due 4/15/29[a]	3,108,321
698,483	3.375% due 4/15/32[a]	946,008
	U.S. Treasury Notes, Inflation Indexed:
1,905,732	2.000% due 1/15/16[a]	2,030,499
998,909	2.500% due 7/15/16[a]	1,105,746
1,781,837	2.375% due 1/15/17[a]	1,956,402
1,247,097	2.625% due 7/15/17[a]	1,399,186
6,028,310	1.750% due 1/15/28[a]	6,081,004
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $31,010,542)	34,195,900
SHARES
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Household Durables — 0.0%
1,533,221	Home Interiors & Gifts Inc.[d,e]*	2
2,998	Mattress Discounters Corp.[d,e]*	0
	TOTAL CONSUMER DISCRETIONARY	2
CONSUMER STAPLES — 0.0%
	Food Products — 0.0%
24,971	Aurora Foods Inc.[d,e]*	0

See Notes to Financial Statements.

24	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY — 0.0%
	Computers & Peripherals — 0.0%
2,433	Axiohm Transaction Solutions Inc.[d,e]*	$0
MATERIALS — 0.0%
	Chemicals — 0.0%
1	Pliant Corp.[d,e]*	0
TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares[d,e]*	0
19,250	Pagemart Wireless[d,e]*	192
	TOTAL TELECOMMUNICATION SERVICES	192
	TOTAL COMMON STOCKS (Cost — $801,677)	194
PREFERRED STOCKS — 0.7%
CONSUMER DISCRETIONARY — 0.0%
	Media — 0.0%
1	ION Media Networks Inc., Series Ba*	2,730
FINANCIALS — 0.7%
	Diversified Financial Services — 0.0%
	TCR Holdings Corp.:
841	Class B Shares[d,e]*	1
462	Class C Shares[d,e]*	0
1,218	Class D Shares[d,e]*	1
2,521	Class E Shares[d,e]*	3
	Total Diversified Financial Services	5
	Thrifts & Mortgage Finance — 0.7%
105,000	Federal Home Loan Mortgage Corp. (FHLMC)[a]	2,819,250
70,000	Federal National Mortgage Association (FNMA)[a]	1,849,400
3,200	Federal National Mortgage Association (FNMA)[a]	159,400
	Total Thrifts & Mortgage Finance	4,828,050
	TOTAL FINANCIALS	4,828,055
UTILITIES — 0.0%
	Electric Utilities — 0.0%
5,200	AES Trust III[a]	239,200
	TOTAL PREFERRED STOCKS (Cost — $4,815,410)	5,069,985
CONVERTIBLE PREFERRED STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.4%
	Automobiles — 0.4%
139,850	General Motors Corp., Senior Debentures, Series C, 6.250% due 7/15/33[a] (Cost — $3,376,830)	2,950,835
ESCROWED SHARES — 0.0%
375,000	Pillowtex Corp., 9.000%[d,e]*	0

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	25

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
CONTRACTS		SECURITY	VALUE
PURCHASED OPTIONS — 0.0%
		Eurodollar Futures:
100,000		Put @ $94.00, expires 3/17/08	$250
292,500		Put @ $94.125, expires 3/17/08	731
53,000		U.S. Treasury Notes 10 Year Futures, Call @ $145.00, expires 5/23/08	828
		TOTAL PURCHASED OPTIONS (Cost — $2,402)	1,809
WARRANTS
WARRANTS — 0.0%
819,239		ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)[d,e]*	1
2,095		Cybernet Internet Services International Inc., Expires 7/1/09[b,d,e]*	0
1,780		GT Group Telecom Inc., Class B Shares, Expires 2/1/10[b,d,e]*	0
1,000		IWO Holdings Inc., Expires 1/15/11[b,d,e]*	0
250		Jazztel PLC, Expires 7/15/10[b,d,e]*	0
200		Leap Wireless International Inc., Expires 4/15/10[d,e]*	0
1,865		Merrill Corp., Class B Shares, Expires 5/1/09[d,e]*	0
2,521		Pillowtex Corp., Expires 11/24/09[d,e]*	0
		TOTAL WARRANTS (Cost — $341,523)	1
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $895,807,476)	845,267,653
FACE AMOUNT†
SHORT-TERM INVESTMENTS — 2.9%
		Sovereign Bonds — 1.8%
		Bank Negara Malaysia Monetary Notes:
8,264,000	MYR	Zero coupon bond to yield 3.324% due 4/10/08	2,537,997
797,000	MYR	Series 1907, Zero coupon bond to yield 3.432% due 3/13/08	245,386
1,850,000	MYR	Series 3107, Zero coupon bond to yield 3.359% due 5/8/08	566,737
		Egypt Treasury Bills:
2,825,000	EGP	Zero coupon bond to yield 9.222% due 3/25/08	502,237
1,425,000	EGP	Zero coupon bond to yield 8.720% due 4/1/08	253,423
44,125,000	EGP	Zero coupon bond to yield 7.069% due 10/28/08	7,539,956
9,700,000	EGP	Zero coupon bond to yield 7.049% due 11/11/08	1,652,884
		Total Sovereign Bonds	13,298,620

See Notes to Financial Statements.

26	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND
FACE AMOUNT†	SECURITY	VALUE
	U.S. Government Agencies — 1.1%
1,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.526% due 3/17/08[k,l]	$994,463
	Federal National Mortgage Association (FNMA), Discount Notes:
6,985,000	2.691% - 5.203% due 3/17/08[k,l]	6,948,050
750,000	4.317% due 3/26/08[k,l]	745,230
	Total U.S. Government Agencies	8,687,743
	TOTAL SHORT-TERM INVESTMENTS (Cost — $21,911,935)	21,986,363
	TOTAL INVESTMENTS — 115.9% (Cost — $917,719,411#)	867,254,016
	Liabilities in Excess of Other Assets — (15.9)%	(118,887,053)
	TOTAL NET ASSETS — 100.0%	$748,366,963

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

[a]

All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, forward foreign currency contracts and to-be-announced (“TBA”) securities.

[b]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

[c]	Payment-in-kind security for which part of the income earned may be paid as additional principal.

[d]	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

[e]	Illiquid security.

[f]	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

[g]	Security has no maturity date. The date shown represents the next call date.

[h]	Security is currently in default.

[i]	Subsequent to the reporting period, on March 10, 2008, the company filed for bankruptcy.

[j]	This security is traded on a TBA basis (See Note 1).

[k]	All or a portion of this security is held at the broker as collateral for open futures contracts.

[l]	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations	used in this schedule:

ARM	—	Adjustable Rate Mortgage
BRL	—	Brazilian Real
EGP	—	Egyptian Pound
EUR	—	Euro
IDR	—	Indonesian Rupiah
IO	—	Interest Only
MASTR	—	Mortgage Asset Securitization Transactions Inc.
MYR	—	Malaysian Ringgit
PAC	—	Planned Amortization Class
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
TRY	—	Turkish Lira

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	27

Schedule of investments (unaudited) continued

January 31, 2008

SCHEDULE OF OPTIONS WRITTEN
CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
68	Euro Currency Futures, Put	3/7/08	$1.44	$33,150
99	Eurodollar Futures, Call	3/17/08	95.00	518,512
18	Eurodollar Futures, Call	3/17/08	95.50	71,775
120	Eurodollar Futures, Put	3/17/08	95.50	750
10	Eurodollar Futures, Put	3/17/08	95.75	62
26	Eurodollar Futures, Put	3/17/08	96.00	162
130	Eurodollar Futures, Put	3/17/08	96.25	812
62	Eurodollar Futures, Put	3/17/08	96.375	387
61	Eurodollar Futures, Put	3/17/08	96.50	762
62	Eurodollar Futures, Put	3/17/08	97.00	12,090
105	Eurodollar Futures, Put	6/16/08	96.125	2,625
62	Eurodollar Futures, Put	6/16/08	96.25	2,325
43	Eurodollar Futures, Put	6/16/08	96.75	4,300
63	Eurodollar Midcurve 1 Year Futures, Call	2/15/08	97.25	25,594
21	Eurodollar Futures, Put	6/16/08	95.50	262
32	U.S. Treasury Bonds Futures, Call	2/22/08	116.00	121,000
28	U.S. Treasury Bonds Futures, Call	2/22/08	120.00	35,437
44	U.S. Treasury Bonds Futures, Put	2/22/08	109.00	688
21	U.S. Treasury Bonds Futures, Put	2/22/08	112.00	1,641
76	U.S. Treasury Bonds Futures, Put	2/22/08	113.00	8,313
7	U.S. Treasury Bonds Futures, Put	2/22/08	114.00	1,094
42	U.S. Treasury Bonds Futures, Put	2/22/08	115.00	10,500
241	U.S. Treasury Bonds Futures, Put	2/22/08	116.00	109,203
32	U.S. Treasury Bonds Futures, Put	2/22/08	118.00	31,500
21	U.S. Treasury Bonds Futures, Put	5/23/08	110.00	12,797
31	U.S. Treasury Notes 5 Year Futures, Call	2/22/08	110.00	93,484
33	U.S. Treasury Notes 5 Year Futures, Put	2/22/08	107.00	516
79	U.S. Treasury Notes 5 Year Futures, Put	2/22/08	108.00	1,234
163	U.S. Treasury Notes 5 Year Futures, Put	2/22/08	109.00	2,547
32	U.S. Treasury Notes 5 Year Futures, Put	2/22/08	109.50	500
42	U.S. Treasury Notes 5 Year Futures, Put	2/22/08	111.50	7,219
20	U.S. Treasury Notes 5 Year Futures, Put	2/22/08	112.50	9,688
182	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	111.00	1,049,344
201	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	113.50	672,094
128	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	114.00	372,000
83	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	116.00	119,313
131	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	117.00	143,281
168	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	118.00	94,500
10	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	119.00	3,438
20	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	122.00	1,875

See Notes to Financial Statements.

28	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

SCHEDULE OF OPTIONS WRITTEN
CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
62	U.S. Treasury Notes 10 Year Futures, Call	5/23/08	$118.00	$83,003
105	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	107.00	1,641
157	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	109.00	2,453
131	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	109.50	2,047
22	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	110.00	344
167	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	110.50	2,609
213	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	112.00	6,656
93	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	113.00	7,266
52	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	113.50	6,500
262	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	114.00	40,938
262	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	114.50	57,313
147	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	115.00	50,531
135	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	116.00	97,031
32	U.S. Treasury Notes 10 Year Futures, Put	5/23/08	112.50	26,500
92	U.S. Treasury Notes 10 Year Futures, Put	5/23/08	113.00	89,125
53	U.S. Treasury Notes 10 Year Futures, Put	5/23/08	116.00	106,828
NOTIONAL PAR			STRIKE RATE
$200,000	Credit default swaption with Barclays Capital Inc. to buy protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Call	3/20/08	2.00%	$364
200,000	Credit default swaption with Barclays Capital Inc. to buy protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Call	3/20/08	2.05	454
100,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/08	1.80	6
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/08	1.80	11
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/08	1.95	55
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/08	2.00	84
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/08	2.30	556
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/08	2.00	364

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	29

Schedule of investments (unaudited) continued

January 31, 2008

SCHEDULE OF OPTIONS WRITTEN
NOTIONAL PAR	SECURITY	EXPIRATION DATE	STRIKE RATE	VALUE
$100,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/08	2.20%	$410
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/08	2.20	324
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/08	2.20	324
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/08	2.20	324
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	4/21/08	2.10	1,000
200,000	Credit default swaption with Lehman Brothers Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/08	1.90	34
200,000	Credit default swaption with Lehman Brothers Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/08	1.90	34
100,000	Credit default swaption with Lehman Brothers Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/08	2.20	410
300,000	Credit default swaption with Lehman Brothers Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/08	2.10	836
200,000	Credit default swaption with Lehman Brothers Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/08	2.10	557
200,000	Credit default swaption with Lehman Brothers Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/08	2.20	324
200,000	Credit default swaption with Lehman Brothers Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/08	2.30	1,110
	TOTAL OPTIONS WRITTEN (Premiums received - $2,971,150)			$4,165,140

See Notes to Financial Statements.

30	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2008

ASSETS:
Investments, at value (Cost — $917,719,411)	$867,254,016
Foreign currency, at value (Cost — $715,227)	771,200
Cash	2,571,598
Receivable for securities sold	117,864,540
Interest receivable	10,767,398
Receivable from broker — variation margin on open futures contracts	2,235,022
Unrealized appreciation on swaps	1,221,304
Receivable for Fund shares sold	670,603
Interest receivable for open swap contracts	16,296
Prepaid expenses	340,867
Total Assets	1,003,712,844
LIABILITIES:
Payable for securities purchased	246,779,060
Options written, at value (premium received $2,971,150)	4,165,140
Payable for Fund shares repurchased	1,572,848
Distributions payable	1,262,345
Premium received for open swaps	500,355
Investment management fee payable	389,047
Distribution fees payable	239,150
Unrealized depreciation on swaps	235,865
Deferred compensation payable	27,825
Trustees’ fees payable	18,334
Payable for open forward currency contracts	1,421
Interest payable for open swap contracts	1,333
Accrued expenses	153,158
Total Liabilities	255,345,881
TOTAL NET ASSETS	$748,366,963
NET ASSETS:
Par value (Note 6)	$1,160
Paid-in capital in excess of par value	1,111,719,762
Undistributed net investment income	7,252,359
Accumulated net realized loss on investments, futures contracts, options written, swap contracts and foreign currency transactions	(324,872,441)
Net unrealized depreciation on investments, futures contracts, options written, swap contracts and foreign currencies	(45,733,877)
TOTAL NET ASSETS	$748,366,963
Shares Outstanding:
Class A	80,978,245
Class B	15,219,570
Class C	17,024,617
Class I	2,728,301
Net Asset Value:
Class A (and redemption price)	$6.45
Class B1	$6.49
Class C1	$6.46
Class I (and redemption price)	$6.46
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.74

[1]	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	31

Statement of operations (unaudited)

For the Six Months Ended January 31, 2008

INVESTMENT INCOME:
Interest	$28,532,407
Dividends	130,353
Less: Foreign taxes withheld	(8,267)
Total Investment Income	28,654,493
EXPENSES:
Investment management fee (Note 2)	2,591,676
Distribution fees (Notes 2 and 4)	1,503,484
Transfer agent fees (Note 4)	348,145
Shareholder reports (Note 4)	94,962
Registration fees	40,557
Custody fees	28,590
Audit and tax	21,516
Legal fees	20,222
Trustees’ fees	11,547
Insurance	8,633
Miscellaneous expenses	5,776
Total Expenses	4,675,108
Less: Fee waivers and/or expense reimbursements (Note 2)	(83,924)
Fees paid indirectly (Note 1)	(1,488)
Net Expenses	4,589,696
NET INVESTMENT INCOME	24,064,797
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	6,521,026
Futures contracts	(10,636,727)
Options written	2,684,333
Swap contracts	30,135
Foreign currency transactions	(79,699)
Net Realized Loss	(1,480,932)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(13,260,302)
Futures contracts	6,459,951
Options written	(213,075)
Swap contracts	985,439
Foreign currencies	115,018
Change in Net Unrealized Appreciation/Depreciation	(5,912,969)
Net Loss on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	(7,393,901)
INCREASE IN NET ASSETS FROM OPERATIONS	$16,670,896

See Notes to Financial Statements.

32	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (unaudited) AND THE YEAR ENDED JULY 31, 2007	2008	2007
OPERATIONS:
Net investment income	$24,064,797	$47,780,017
Net realized gain (loss)	(1,480,932)	10,343,983
Change in net unrealized appreciation/depreciation	(5,912,969)	(26,001,598)
Increase in Net Assets From Operations	16,670,896	32,122,402
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(25,490,286)	(49,590,271)
Decrease in Net Assets From Distributions to Shareholders	(25,490,286)	(49,590,271)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	33,892,163	130,559,905
Reinvestment of distributions	17,202,359	32,300,338
Cost of shares repurchased	(118,077,636)	(244,621,684)
Net assets of shares issued in connection with merger (Note 7)	—	126,092,178
Increase (Decrease) in Net Assets From Fund Share Transactions	(66,983,114)	44,330,737
INCREASE (DECREASE) IN NET ASSETS	(75,802,504)	26,862,868
NET ASSETS:
Beginning of period	824,169,467	797,306,599
End of period*	$748,366,963	$824,169,467
* Includes undistributed net investment income of:	$7,252,359	$8,677,848

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	33

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$6.52	$6.64	$6.89	$6.69	$6.52	$6.32
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.20	0.40	0.37	0.38	0.38	0.37
Net realized and unrealized gain (loss)	(0.06)	(0.10)	(0.23)	0.18	0.13	0.22
Total income from operations	0.14	0.30	0.14	0.56	0.51	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.42)	(0.39)	(0.36)	(0.34)	(0.37)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.21)	(0.42)	(0.39)	(0.36)	(0.34)	(0.39)
NET ASSET VALUE, END OF PERIOD	$6.45	$6.52	$6.64	$6.89	$6.69	$6.52
Total return[3]	2.23%	4.41%	2.06%	8.49%[4]	7.93%	9.53%
NET ASSETS, END OF PERIOD (000s)	$522,079	$562,788	$532,121	$585,940	$581,193	$595,373
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.03%[5]	1.03%[6]	1.01%	1.04%	1.02%	1.02%
Net expenses	1.00 [5,7,8,9]	1.02 [6,7,8]	0.99 [7]	1.01 [7]	1.02	1.02
Net investment income	6.19 [5]	5.93	5.54	5.54	5.67	5.64
PORTFOLIO TURNOVER RATE	31%[10]	198%[10]	202%[10]	61%[10]	48%[10]	311%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.02% and 1.01%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.00% for the period March 5, 2007 through December 1, 2008.

[9]	There was no impact to the expense ratio as a result of fees paid indirectly.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 184%, 344%, 513%, 368% and 357% for the six months ended January 31, 2008 and for the years ended July 31, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

34	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$6.56	$6.68	$6.93	$6.72	$6.55	$6.35
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.18	0.37	0.34	0.35	0.35	0.34
Net realized and unrealized gain (loss)	(0.06)	(0.11)	(0.24)	0.18	0.13	0.22
Total income from operations	0.12	0.26	0.10	0.53	0.48	0.56
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.38)	(0.35)	(0.32)	(0.31)	(0.34)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.19)	(0.38)	(0.35)	(0.32)	(0.31)	(0.36)
NET ASSET VALUE, END OF PERIOD	$6.49	$6.56	$6.68	$6.93	$6.72	$6.55
Total return[3]	1.91%	3.85%	1.52%	8.05%[4]	7.35%	8.90%
NET ASSETS, END OF PERIOD (000s)	$98,702	$116,963	$139,363	$232,610	$317,760	$435,139
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.63%[5]	1.57%[6]	1.54%	1.54%	1.54%	1.51%
Net expenses	1.63 [5,7]	1.57 [6,8]	1.53 [8]	1.50 [8]	1.54	1.51
Net investment income	5.55 [5]	5.38	4.96	5.06	5.16	5.17
PORTFOLIO TURNOVER RATE	31%[9]	198%[9]	202%[9]	61%[9]	48%[9]	311%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.55%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 184%, 344%, 513%, 368% and 357% for the six months ended January 31, 2008 and for the years ended July 31, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	35

Financial highlights (continued)

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$6.53	$6.65	$6.90	$6.70	$6.53	$6.34
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.19	0.37	0.34	0.34	0.35	0.33
Net realized and unrealized gain (loss)	(0.06)	(0.10)	(0.24)	0.18	0.13	0.22
Total income from operations	0.13	0.27	0.10	0.52	0.48	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.39)	(0.35)	(0.32)	(0.31)	(0.34)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.20)	(0.39)	(0.35)	(0.32)	(0.31)	(0.36)
NET ASSET VALUE, END OF PERIOD	$6.46	$6.53	$6.65	$6.90	$6.70	$6.53
Total return[3]	1.97%	3.93%	1.54%	7.95%[4]	7.43%	8.84%
NET ASSETS, END OF PERIOD (000s)	$109,969	$122,439	$108,003	$127,225	$138,059	$142,647
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.50%[5]	1.48%[6]	1.52%	1.55%	1.55%	1.50%
Net expenses	1.50 [5,7]	1.48 [6,8]	1.50 [8]	1.52 [8]	1.55	1.50
Net investment income	5.68 [5]	5.48	5.03	5.03	5.21	5.16
PORTFOLIO TURNOVER RATE	31%[9]	198%[9]	202%[9]	61%[9]	48%[9]	311%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.47%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 184%, 344%, 513%, 368% and 357%, for the six months ended January 31, 2008 and for the years ended July 31, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

36	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$6.53	$6.65	$6.90	$6.69	$6.52	$6.33
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.21	0.42	0.39	0.40	0.40	0.39
Net realized and unrealized gain (loss)	(0.05)	(0.10)	(0.23)	0.19	0.13	0.21
Total income from operations	0.16	0.32	0.16	0.59	0.53	0.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.44)	(0.41)	(0.38)	(0.36)	(0.39)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.23)	(0.44)	(0.41)	(0.38)	(0.36)	(0.41)
NET ASSET VALUE, END OF PERIOD	$6.46	$6.53	$6.65	$6.90	$6.69	$6.52
Total return[3]	2.39%	4.75%	2.38%	9.01%[4]	8.28%	9.71%
NET ASSETS, END OF PERIOD (000s)	$17,617	$21,979	$17,820	$130,152	$133,440	$127,327
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.68%[5]	0.71%[6]	0.67%	0.68%	0.68%	0.67%
Net expenses	0.68 [5,7,8,9]	0.69 [6,7,8]	0.67 [7]	0.65 [7]	0.68	0.67
Net investment income	6.49 [5]	6.24	5.69	5.90	6.02	5.99
PORTFOLIO TURNOVER RATE	31%[10]	198%[10]	202%[10]	61%[10]	48%[10]	311%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.69% and 0.68%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratios of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.68% for the period of March 5, 2007 through December 1, 2008.

[9]	There was no impact to the expense ratio as a result of fees paid indirectly.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 184%, 344%, 513%, 368% and 357% for the six months ended January 31, 2008 and for the years ended July 31, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	37

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Diversified Strategic Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in market value of portfolio securities, as a substitute for buying and selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is

38	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month,

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	39

Notes to financial statements (unaudited) continued

realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

40	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

(g) Stripped securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(i) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	41

Notes to financial statements (unaudited) continued

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which the instruments are indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of

42	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Swap contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(m) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	43

Notes to financial statements (unaudited) continued

exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(n) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the difference between the premium received and the amount paid on effecting a closing transaction is treated as a realized gain or loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(o) Distributions to shareholders. Distributions from net investment income on shares of the Fund are declared each business day to shareholders of record,

44	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(q) Fees paid indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	45

Notes to financial statements (unaudited) continued

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

As a result of a contractual expense limitation effective March 5, 2007 through December 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A and Class I shares will not exceed 1.00% and 0.68%, respectively.

During the six months ended January 31, 2008, LMPFA waived a portion of its fee in the amount of $83,924.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and LMIS served as distributors of the Fund.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2008, LMIS and its affiliates received sales charges of approximately $10,000 on sales of the Fund’s Class A shares.

46	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

In addition, for the six months ended January 31, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A		CLASS B	CLASS C
CDSCs	0	*	$44,000	$1,100

*	Amount represents less than $1,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains of losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated, effective January 1, 2006. This change will have no effect on fees previously deferred. As of January 31, 2008, the Fund had accrued $27,825 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2008, the aggregate cost of purchases and proceeds from sales of investments and U.S. Government & Agency Obligations (excluding short-term investments) were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS
Purchases	$66,259,973	$1,600,960,978
Sales	71,666,943	1,657,572,685

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,579,079
Gross unrealized depreciation	(65,044,474)
Net unrealized depreciation	$(50,465,395)

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	47

Notes to financial statements (unaudited) continued

At January 31, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Canadian Dollar	15	3/08	$1,470,070	$1,492,650	$22,580
Eurodollar	681	3/08	163,049,718	165,304,238	2,254,520
Eurodollar	462	6/08	110,885,735	112,624,050	1,738,315
Germany Federal Republic 10-Year Bonds	410	3/08	70,206,402	71,001,229	794,827
U.S. Treasury 5-Year Notes	370	3/08	41,387,991	41,810,000	422,009
U.S. Treasury Bond	168	3/08	19,976,902	20,044,500	67,598
					$5,299,849
Contracts to Sell:
Australian Dollar	29	3/08	$2,523,870	$2,589,120	$(65,250)
British Pound	182	3/08	23,119,915	22,577,100	542,815
Euro	22	3/08	4,023,952	4,086,225	(62,273)
Eurodollar	43	9/08	10,439,798	10,487,163	(47,365)
U.S. Treasury 2-Year Notes	19	3/08	3,984,921	4,051,156	(66,235)
U.S. Treasury 10-Year Notes	520	3/08	59,956,267	60,693,750	(737,483)
U.S. Treasury 10-Year Notes	46	6/08	5,338,286	5,323,781	14,505
					(421,286)
Net Unrealized Gain on Open Futures Contracts					$4,878,563

At January 31, 2008, the Fund had the following open forward foreign currency contracts:

	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Indian Rupee	14,378,000	$364,099	3/14/08	$99
Indian Rupee	43,079,400	1,090,913	3/14/08	(1,087)
Indian Rupee	14,359,800	363,567	3/17/08	(433)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(1,421)

48	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

At January 31, 2008, the Fund held TBA securities with a total cost of $126,592,621.

During the six months ended January 31, 2008, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS/ NOTIONAL PAR	PREMIUMS
Options written, outstanding July 31, 2007	3,308	$1,196,382
Options written	5,811,846	6,204,174
Options closed	(2,362)	(1,281,718)
Options expired	(2,007,990)	(3,147,688)
Options Written, Outstanding January 31, 2008	3,804,802	$2,971,150

At January 31, 2008, the Fund was invested in the following interest rate swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	10/3/07
Notional Amount:	$13,500,000
Payments Made by Fund:	Floating Rate (Three-Month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.000%
Termination Date:	3/19/18
Unrealized Appreciation	$969,306

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/19/07
Notional Amount:	$4,300,000
Payments Made by Fund:	Floating Rate (Three-Month LIBOR)
Payments Received by Fund:	Fixed Rate 4.000%
Termination Date:	12/15/09
Unrealized Appreciation	$82,381

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/16/07
Notional Amount:	$3,956,000
Payments Made by Fund:	Floating Rate (Three-Month LIBOR)
Payments Received by Fund:	Fixed Rate, 4.400%
Termination Date:	5/31/12
Unrealized Appreciation	$147,226

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	49

Notes to financial statements (unaudited) continued

At January 31, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	10/11/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$1,800,000
Payments Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	0.750% quarterly
Termination Date:	6/12/12
Unrealized Depreciation	$(88,149)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/2/07
Reference Entity:	Juneau Investments LLC, 5.900% due 2/22/21
Notional Amount:	$120,000
Payments Made by Fund:	3.600% quarterly
Payments Received by Fund:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Depreciation	$(4,081)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/2/07
Reference Entity:	MBIA Insurance Corp., 5.376% due 10/6/10
Notional Amount:	$150,000
Payments Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	3.050% quarterly
Termination Date:	12/20/12
Unrealized Depreciation	$(8,516)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/8/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$7,900,000
Payments Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	1.400% quarterly
Termination Date:	12/20/12
Unrealized Depreciation	$(128,658)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/2/07
Reference Entity:	Juneau Investments LLC, 5.900% due 2/22/21
Notional Amount:	$190,000
Payments Made by Fund:	3.600% quarterly
Payments Received by Fund:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Depreciation	$(6,461)

50	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

Swap Counterparty:	Credit Suisse First Boston Inc.
Effective Date:	1/9/08
Reference Entity:	ABX.HE.AAA.06-1 Index
Notional Amount:	$600,000
Payments Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	0.180% quarterly
Termination Date:	7/25/45
Unrealized Appreciation	$10,320

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/2/07
Reference Entity:	MBIA Insurance Corp., 5.376% due 10/6/10
Notional Amount:	$220,000
Payments Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	3.100% quarterly
Termination Date:	12/20/12
Unrealized Appreciation	$12,071

At January 31, 2008, the Fund had total unrealized appreciation of $985,439 from swap contracts.

4. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class. Distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$686,292	$201,785	$62,737
Class B	406,266	86,225	21,465
Class C	410,926	60,064	10,740
Class I	—	71	20
Total	$1,503,484	$348,145	$94,962

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	51

Notes to financial statements (unaudited) continued

5. Distributions to shareholders by class

	SIX MONTHS ENDED JANUARY 31, 2008	YEAR ENDED JULY 31, 2007
Net Investment Income:
Class A	$17,970,591	$34,658,689
Class B	3,199,891	6,949,534
Class C	3,545,262	6,652,560
Class I	774,542	1,329,488
Total	$25,490,286	$49,590,271

6. Shares of beneficial interest

At January 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JANUARY 31, 2008		YEAR ENDED JULY 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	3,481,491	$22,655,615	15,488,690	$105,763,702
Shares issued on reinvestment	1,833,966	11,940,301	3,272,972	22,220,679
Shares repurchased	(10,635,646)	(69,192,578)	(21,256,491)	(144,829,959)
Shares issued with merger	—	—	8,604,852	59,331,897
Net Increase (Decrease)	(5,320,189)	$(34,596,662)	6,110,023	$42,486,319
Class B
Shares sold	485,649	$3,177,942	1,264,673	$8,664,156
Shares issued on reinvestment	320,292	2,097,911	656,063	4,479,924
Shares repurchased	(3,415,821)	(22,392,813)	(10,185,262)	(69,654,873)
Shares issued with merger	—	—	5,215,999	36,178,188
Net Decrease	(2,609,880)	$(17,116,960)	(3,048,527)	$(20,332,605)
Class C
Shares sold	548,038	$3,568,720	1,443,634	$9,852,282
Shares issued on reinvestment	373,263	2,434,619	682,981	4,642,961
Shares repurchased	(2,635,751)	(17,167,671)	(3,950,993)	(26,851,728)
Shares issued with merger	—	—	4,318,957	29,837,098
Net Increase (Decrease)	(1,714,450)	$(11,164,332)	2,494,579	$17,480,613

52	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

	SIX MONTHS ENDED JANUARY 31, 2008		YEAR ENDED JULY 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	694,130	$4,489,886	918,895	$6,279,765
Shares issued on reinvestment	111,864	729,528	141,034	956,774
Shares repurchased	(1,442,204)	(9,324,574)	(483,999)	(3,285,124)
Shares issued with merger	—	—	107,864	744,995
Net Increase (Decrease)	(636,210)	$(4,105,160)	683,794	$4,696,410

7. Transfer of net assets

Effective at the close of business on March 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Strategic Bond Fund, pursuant to a plan of reorganization approved by Legg Mason Partners Strategic Bond Fund shareholders. Total shares issued by the Fund and the total net assets of the Legg Mason Partners Strategic Bond Fund and the Fund on the date of the transfer were as follows:

ACQUIRED FUND	SHARES ISSUED BY THE FUND	TOTAL NET ASSETS OF THE LEGG MASON PARTNERS STRATEGIC BOND FUND	TOTAL NET ASSETS OF THE FUND
Legg Mason Partners Strategic Bond Fund	18,247,672	$126,092,178	$779,748,676

The total net assets of the Legg Mason Partners Strategic Bond Fund before acquisition included net unrealized depreciation of $1,472,691, overdistributed net investment income of $73,056 and accumulated net realized loss of $2,168,395. Total net assets of the Fund immediately after the transfer were $905,840,854. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8. Capital loss carryforward

On July 31, 2007, the Fund had a net capital loss carryforward of approximately $323,929,098, of which $64,084,372 expires in 2008, $100,900,760 expires in 2009, $120,890,366 expires in 2010 and $38,053,600 expires in 2011. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	53

Notes to financial statements (unaudited) continued

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup

54	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	55

Notes to financial statements (unaudited) continued

of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have filed a notice of appeal.

11. Other matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative

56	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their

Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report	57

Notes to financial statements (unaudited) continued

fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

12. Recent accounting pronouncement

On September 20, 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157.

58	Legg Mason Partners Diversified Strategic Income Fund 2008 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Diversified Strategic Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Board Members, also approved for an annual period the continuation of a sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadviser.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadvisers and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and

Legg Mason Partners Diversified Strategic Income Fund	59

Board approval of management and subadvisory agreements (unaudited) continued

Sub-Advisory Agreements, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

60	Legg Mason Partners Diversified Strategic Income Fund

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreements were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as multi-sector income funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2007 was above the median and that performance for the 3- and 5-year periods ended June 30, 2007 was lower than the median. The Board noted the explanations from the Manager concerning the underperformance versus the peer group. Management noted that there has been a change in the portfolio management team, effective December 2005, which was implemented in an attempt to improve the Fund’s results over time. The potential impact of such change was, therefore, not fully reflected in the Lipper materials.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers. The Board also reviewed and considered that fee waivers and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”), and that the Manager contractually had agreed to continue its fee waivers and/or reimbursements until December 2008. In addition, the Board noted that the compensation paid to the Subadvisers is paid directly or indirectly by the Manager, not the Fund, and, accordingly, that the retention of the Subadvisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Legg Mason Partners Diversified Strategic Income Fund	61

Board approval of management and subadvisory agreements (unaudited) continued

Additionally, the Board received and considered information comparing the Contractual Management Fees and the Actual Management Fee, and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadvisers’ fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail front-end load funds (including the Fund) classified as multi-sector income funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Fee and Actual Management Fee (which reflects a fee waiver) were slightly above the median. The Board noted, however, that the Fund’s actual total expense ratio was below the median.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability

62	Legg Mason Partners Diversified Strategic Income Fund

data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted that as the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

The Board determined that the management fee structure for the Fund, including the breakpoints, was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered the ancillary benefits that the Manager and its affiliates received were reasonable.

*    *    *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Partners Diversified Strategic Income Fund	63

Legg Mason Partners Diversified Strategic Income Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA,
    Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

Western Asset Management
Company

Western Asset Management
Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PFPC Inc.

4400 Computer Drive

Westborough,
Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Diversified Strategic Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Legg Mason Partners Funds

55 Water Street

32nd Floor

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Diversified Strategic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2174 3/08 SR08-525

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: April 01, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: April 01, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: April 01, 2008